Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail)	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Fair value as of December 31, 2018	$ (750,704,000)	$ 4,686,000	$ 136,457,000
Fair value as of December 31, 2018		(265,979,000)
Fair value as of December 31, 2020	$ 750,704,000	$ (4,686,000)	$ (136,457,000)
TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 95,500,000	$ 95,500,000	$ 95,500,000
Hedge start date	Mar. 04, 2016	Mar. 04, 2016	Mar. 04, 2016
Rate	Libor 30	Libor 30	Libor 30
Floor	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
CAP 1	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
CAP 2	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Due date	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2021
Fair value as of December 31, 2018	$ 476,000	$ 667,000	$ 25,572,000
Fair value as of December 31, 2020	$ (476,000)	$ (667,000)	$ (25,572,000)
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 95,500,000	$ 95,500,000	$ 95,500,000
Hedge start date	Mar. 04, 2016	Mar. 04, 2016	Mar. 04, 2016
Rate	Libor 30	Libor 30	Libor 30
Floor	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
CAP 1	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
CAP 2	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Due date	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021
Fair value as of December 31, 2018	$ 857,000	$ 619,000	$ 26,369,000
Fair value as of December 31, 2020	(857,000)	(619,000)	(26,369,000)
H S B C Bank [Member] | 7.21%
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Hedge start date	May 04, 2017	May 04, 2017	May 04, 2017
Rate	7.21%	7.21%	7.21%
Floor		0.00%			0.00%
CAP 1		0.00%			0.00%
CAP 2		0.00%			0.00%
Due date	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2022
Fair value as of December 31, 2018	$ 57,090,000		$ 60,259,000
Fair value as of December 31, 2018		$ (17,998,000)
Fair value as of December 31, 2020	(57,090,000)		(60,259,000)
Scotiabank [Member] | TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 2,300,000,000	$ 2,200,000,000	$ 2,200,000,000
Hedge start date	Feb. 06, 2019	Apr. 01, 2016	Apr. 01, 2016
Rate	8.0315%	TIIE 28	TIIE 28
Floor		4.05%	4.05%		4.05%	4.05%
CAP 1		5.75%	5.75%		5.75%	5.75%
CAP 2		6.75%	6.75%		6.75%	6.75%
Due date	Nov. 30, 2022	Feb. 28, 2021	Feb. 28, 2021
Fair value as of December 31, 2018	$ 154,741,000	$ 3,400,000	$ 24,257,000
Fair value as of December 31, 2020	(154,741,000)	(3,400,000)	$ (24,257,000)
Scotiabank [Member] | 8.0315%
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000	$ 2,300,000,000
Hedge start date	Feb. 27, 2019	Feb. 06, 2019
Rate	8.03%	8.0315%
Floor		0.00%			0.00%
CAP 1		0.00%			0.00%
CAP 2		0.00%			0.00%
Due date	Mar. 31, 2024	Nov. 30, 2022
Fair value as of December 31, 2018	$ 335,752,000
Fair value as of December 31, 2018		$ (86,998,000)
Fair value as of December 31, 2020	(335,752,000)
Scotiabank [Member] | 8.03%
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000
Hedge start date	Feb. 27, 2019	Feb. 27, 2019
Rate	6.332	8.03%
Due date	Feb. 28, 2025	Mar. 31, 2024
Fair value as of December 31, 2018	$ 201,788,000
Fair value as of December 31, 2018		$ (160,983,000)
Fair value as of December 31, 2020	$ (201,788,000)